DERIVATIVE FINANCIAL INSTRUMENTS - DOLLAR THRIFTY (Details) (Dollar Thrifty Automotive Group Inc, USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011
Derivative financial instruments
Swap termination reclassification		$ 8,488,000
Interest Rate Swap
Derivative financial instruments
Swap agreements termination fee			8,800,000
Swap termination reclassification	400,000	8,500,000
Interest rate caps | 2010-3 VFN
Derivative financial instruments
Notional amount of interest rate derivatives	$ 600,000,000	$ 600,000,000	$ 600,000,000